Leases	12 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
6. Leases
We lease offices in Hesperia, CA and Houston, TX under operating lease agreements, which expire in February 2024 and December 2024, respectively. In June 2022, we entered into a three-year operating lease for the field office we have been utilizing in Newberry Springs, CA. Previously, the field office was leased on a month-to-month
basis and was classified as a short-term lease. Other operating leases include lodging for employees working in the field. Rent expense is included in general and administrative expense on the consolidated statement of operations.
A summary of our leases including short-term leases follows.

	Lease inception	Weighted average remaining lease term (in years)	Weighted average discount rate	Cash Paid for Rent		Rent Expense
				Years ended
				2022	2021	2022	2021
Operating Leases				(in thousands)
Office space	2021 - 2022	2.4	1.6%	$92	$22	$93	$24
Other operating leases	2021	0.3	0.1%	32	2	32	2

Total operating leases				124	24	125	26
Short term leases	N/A	N/A	N/A	57	55	57	55

Total for all leases				$181	$79	$182	$81

Future
minimum annual lease pa
yments under our existing lease agreements are as follows.

2022
(in thousands)
Year ending June 30,
2023	$164
2024	143
2025	72

Total	379
Less imputed interest	(4)

Net lease liability	375
Current portion	164

Long-term portion	$211